UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end March 31

Date of reporting period: April 1, 2025 – September 30, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Payson Total Return Fund

PBFDX

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Payson Total Return Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.hmpayson.com/what-we-do/investment-management/total-return-fund/. You can also request this information by contacting us at (800) 805-8258.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Payson Total Return Fund	$45	0.80%

How did the Fund perform in the last six months?

For the six months ending September 30, 2025 the Fund outperformed the S&P 500 Index (the "Index") by 6.29%, with security selection driving almost half of the outperformance.

Security selection within the Information Technology and Communication Services sectors contributed more than half of the total outperformance, driven by longstanding holdings Broadcom, Lam Research, and Google/Alphabet, somewhat offset by underperformance from Accenture (business model exposure to artificial intelligence ("AI")) and Carlisle Companies (housing market exposure).

The dominant macro driver of both the Index performance and the Fund's outperformance over the measurement period was (and remains) the evolution of the US-China trading relationship. In early April President Trump's "Liberation Day" tariff announcement led to a sharp escalation in US-China trade tensions, and in turn, broad market concern about the Information Technology sector's exposure to Taiwan semiconductor production. Due to the Fund's exposure to Information Technology stocks, the Fund underperformed coming into Liberation Day, but once US-China trade tensions subsided the Fund ultimately more than made up for the pre-Liberation Day underperformance.

The Fund managers do not choose portfolio names nor manage their position size based on macro analysis, but they do closely monitor the external environment for both fundamental risks to the portfolio and opportunities to add to existing holdings and/or add new names when the market overreacts to said external macro factors. In April and May the Fund managers concluded that the market had overestimated the risk of a Taiwan conflict, thus the sell-off in Information Technology stocks was an opportunity.

Total Return Based on a $10,000 Investment

Date	Payson Total Return Fund	S&P 500® Index
9/30/15	$10,000	$10,000
12/31/15	$10,346	$10,704
3/31/16	$10,418	$10,849
6/30/16	$10,473	$11,115
9/30/16	$11,104	$11,543
12/31/16	$11,415	$11,984
3/31/17	$12,231	$12,711
6/30/17	$12,485	$13,104
9/30/17	$13,226	$13,691
12/31/17	$13,894	$14,601
3/31/18	$14,114	$14,490
6/30/18	$14,532	$14,988
9/30/18	$15,774	$16,143
12/31/18	$13,645	$13,961
3/31/19	$15,501	$15,866
6/30/19	$16,034	$16,549
9/30/19	$16,251	$16,830
12/31/19	$17,967	$18,356
3/31/20	$14,652	$14,759
6/30/20	$18,147	$17,791
9/30/20	$19,627	$19,380
12/31/20	$21,652	$21,734
3/31/21	$23,644	$23,076
6/30/21	$25,278	$25,049
9/30/21	$25,250	$25,194
12/31/21	$28,352	$27,973
3/31/22	$27,150	$26,686
6/30/22	$23,414	$22,389
9/30/22	$22,180	$21,296
12/31/22	$24,209	$22,907
3/31/23	$25,028	$24,624
6/30/23	$27,231	$26,776
9/30/23	$27,020	$25,900
12/31/23	$29,804	$28,928
3/31/24	$33,328	$31,982
6/30/24	$34,359	$33,352
9/30/24	$35,344	$35,315
12/31/24	$36,240	$36,166
3/31/25	$33,817	$34,621
6/30/25	$38,317	$38,409
9/30/25	$42,293	$41,530

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Payson Total Return Fund	19.66%	16.60%	15.51%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Sector Weightings

(% total investments)

Exchange Traded Funds
6.0%
Information Technology
51.7%
Industrials
12.2%
Financials
10.4%
Consumer Discretionary
10.2%
Health Care
5.2%
Energy
2.2%
Consumer Staples
2.1%
0%
10%
20%
30%
40%
50%
60%

Value	Value
Consumer Staples	2.1%
Energy	2.2%
Health Care	5.2%
Consumer Discretionary	10.2%
Financials	10.4%
Industrials	12.2%
Information Technology	51.7%
Exchange Traded Funds	6.0%

Fund Statistics

Total Net Assets	$332,589,242
# of Portfolio Holdings	30
Portfolio Turnover Rate	16%
Investment Advisory Fees Paid	$906,031

Asset Class Weightings

(% total investments)

Value	Value
Common Stock	94.0%
Exchange Traded Funds	6.0%

Top Ten Holdings

(% total investments)

Broadcom, Inc.	8.77%
NVIDIA Corp.	8.10%
Alphabet, Inc., Class A	7.49%
Apple, Inc.	6.83%
Meta Platforms, Inc., Class A	6.12%
Microsoft Corp.	5.90%
Amazon.com, Inc.	5.14%
JPMorgan Chase & Co.	4.05%
Lam Research Corp.	3.84%
Visa, Inc., Class A	3.57%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.hmpayson.com/what-we-do/investment-management/total-return-fund/.

Payson Total Return Fund

Semi-Annual Shareholder Report - September 30, 2025

230S-PBFDX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Payson Total
Return Fund
SEMI-ANNUAL FINANCIALS AND OTHER
INFORMATION // September 30, 2025
(Unaudited)

Payson Total Return Fund
Table of Contents
September 30, 2025
Schedule of Investments 4
Statement of Assets and Liabilities 6
Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Other Information 16

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
See Notes to Financial Statements.

The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 90.9%
Consumer Discretionary - 9.9%
75,280 Amazon.com, Inc.(a) $ 16,529,230
2,045 AutoZone, Inc.(a) 8,773,541
18,406 The Home Depot, Inc. 7,457,927
32,760,698
Consumer Staples - 2.0%
13,675 Thermo Fisher Scientific, Inc. 6,632,648
Energy - 2.1%
20,000 Chevron Corp. 3,105,800
20,680 Marathon Petroleum Corp. 3,985,863
7,091,663
Financials - 10.1%
41,233 JPMorgan Chase & Co. 13,006,125
15,853 Mastercard, Inc., Class A 9,017,345
33,616 Visa, Inc., Class A 11,475,830
33,499,300
Health Care - 5.0%
43,035 AbbVie, Inc. 9,964,324
13,948 Amgen, Inc. 3,936,126
13,740 Danaher Corp. 2,724,092
16,624,542
Industrials - 11.8%
41,214 AMETEK, Inc. 7,748,232
11,590 Caterpillar, Inc. 5,530,168
13,279 Deere & Co. 6,071,956
12,363 Hubbell, Inc. 5,319,922
23,948 L3Harris Technologies, Inc. 7,313,959
74,578 nVent Electric PLC 7,356,374
39,340,611
Information Technology - 50.0%
11,220 Accenture PLC, Class A 2,766,852
99,000 Alphabet, Inc., Class A 24,066,900
86,226 Apple, Inc. 21,955,726
8,479 ASML Holding NV 8,208,435
85,490 Broadcom, Inc. 28,204,006
25,830 CDW Corp. 4,114,203
Shares Security Description Value
Information Technology - 50.0% (continued)
92,270 Lam Research Corp. $ 12,354,953
26,780 Meta Platforms, Inc., Class A 19,666,696
36,630 Microsoft Corp. 18,972,509
139,500 NVIDIA Corp. 26,027,910
166,338,190
Total Common Stock (Cost $136,617,438) 302,287,652
Exchange Traded Funds - 5.8%
53,000 Invesco S&P 500
Equal Weight ETF 10,054,100
117,000 SPDR Portfolio S&P
500 ETF 9,165,780
Total Exchange Traded Funds (Cost
$17,543,061) 19,219,880
Investments, at value - 96.7% (Cost
$154,160,499) $ 321,507,532
Other Assets & Liabilities, Net - 3.3% 11,081,710
Net Assets - 100.0% $ 332,589,242
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 321,507,532
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 321,507,532

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
See Notes to Financial Statements.

The Level 1 value displayed in this table is Common Stock and
Exchange Traded Funds. Refer to this Schedule of Investments for a further breakout of each security by industry.
PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary 10.2%
Consumer Staples 2.1%
Energy 2.2%
Financials 10.4%
Health Care 5.2%
Industrials 12.2%
Information Technology 51.7%
Exchange Traded Funds 6.0%
100.0%

Payson Total Return Fund
Statement of Assets and Liabilities
September 30, 2025
See Notes to Financial Statements.

ASSETS
Investments, at value (Cost $154,160,499) $ 321,507,532
Cash 11,591,934
Receivables:
Fund shares sold 136,961
Dividends and interest 79,377
Prepaid expenses 25,994
Total Assets
333,341,798
LIABILITIES
Payables:
Fund shares redeemed 458,497
Distributions payable 60,781
Accrued Liabilities:
Investment adviser fees 162,418
Trustees’ fees and expenses 8
Fund services fees 28,074
Other expenses 42,778
Total Liabilities
752,556
NET ASSETS
$ 332,589,242
COMPONENTS OF NET ASSETS
Paid-in capital $ 161,485,616
Distributable Earnings 171,103,626
NET ASSETS
$ 332,589,242
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 9,021,836
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 36.86

Payson Total Return Fund
Statement of Operations
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025
See Notes to Financial Statements.

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $4,802) $ 1,521,097
Interest income 93,602
Total Investment Income
1,614,699
EXPENSES
Investment adviser fees 906,031
Fund services fees 173,267
Custodian fees 16,516
Registration fees 12,977
Professional fees 40,675
Trustees' fees and expenses 12,179
Other expenses 49,553
Total Expenses 1,211,198
NET INVESTMENT INCOME
403,501
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (1,669,574)
Net change in unrealized appreciation (depreciation) on investments
69,482,851
NET REALIZED AND UNREALIZED GAIN
67,813,277
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 68,216,778

Payson Total Return Fund
Statements of Changes in Net Assets
See Notes to Financial Statements.

For the Six
Months
Ended
September 30,
2025
For the Year
Ended
March 31, 2025
OPERATIONS
Net investment income $ 403,501 $ 939,961
Net realized gain (loss) (1,669,574) 16,701,379
Net change in unrealized appreciation (depreciation) 69,482,851 (13,281,570)
Increase in Net Assets Resulting from Operations
68,216,778 4,359,770
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(403,443) (28,968,982)
CAPITAL SHARE TRANSACTIONS
Sale of shares 13,024,292 52,531,188
Reinvestment of distributions 238,176 27,945,748
Redemption of shares
(22,337,115) (55,530,525)
Increase (Decrease) in Net Assets from Capital Share Transactions
(9,074,647) 24,946,411
Increase in Net Assets
58,738,688 337,199
NET ASSETS
Beginning of Period
273,850,554 273,513,355
End of Period
$ 332,589,242 $ 273,850,554
SHARE TRANSACTIONS
Sale of shares 435,304 1,620,705
Reinvestment of distributions 6,879 862,651
Redemption of shares
(701,486) (1,720,488)
Increase (Decrease) in Shares
(259,303) 762,868

Payson Total Return Fund
Financial Highlights
See Notes to Financial Statements.

These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
September 30, 2025
For the Years Ended March 31,
2025 2024 2023 2022 2021
NET ASSET VALUE, Beginning of
Period
$ 29.51 $ 32.11 $ 24.75 $ 27.50 $ 27.20 $ 18.17
INVESTMENT OPERATIONS
Net investment income (a) 0.04 0.11 0.17 0.29 0.14 0.17
Net realized and unrealized gain
(loss)
7.35 0.65 7.93 (2.45) 3.92 10.75
Total from Investment Operations
7.39 0.76 8.10 (2.16) 4.06 10.92
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.04) (0.10) (0.18) (0.28) (0.14) (0.17)
Net realized gain
– (3.26) (0.56) (0.31) (3.62) (1.72)
Total Distributions to Shareholders
(0.04) (3.36) (0.74) (0.59) (3.76) (1.89)
NET ASSET VALUE, End of Period
$ 36.86 $ 29.51 $ 32.11 $ 24.75 $ 27.50 $ 27.20
TOTAL RETURN
25.07%(b) 1.47% 33.16% (7.81)% 14.82% 61.37%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 332,589 $ 273,851 $ 273,513 $ 238,415 $ 222,344 $ 170,824
Ratios to Average Net Assets:
Net investment income 0.27%(c) 0.33% 0.62% 1.17% 0.50% 0.72%
Net expenses 0.80%(c) 0.81% 0.81% 0.82% 0.82% 0.85%
PORTFOLIO TURNOVER RATE 16%(b) 67% 65% 51% 87% 64%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2025

Note 1. Organization
The Payson Total Return Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on November 25, 1991. The Fund seeks a combination of high current income and capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the adviser, as defined in Note 4, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The
Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the management committee of H.M. Payson & Co., the Fund’s adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment
Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”)
has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the
Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis

Payson Total Return Fund
Notes to Financial Statements
September 30, 2025

to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2025, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on

Payson Total Return Fund
Notes to Financial Statements
September 30, 2025

the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and net foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of September 30,
2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s Statement of Assets and Liabilities.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2025

Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of September 30, 2025, the Fund had $11,341,934 at U.S. Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – H.M. Payson & Co. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.60% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services and administration fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial
Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman).
The Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended September 30, 2025 were $48,952,733 and $62,645,056, respectively.

Payson Total Return Fund
Notes to Financial Statements
September 30, 2025

Note 6. Federal Income Tax
As of September 30, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of March 31, 2025 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and treatment of distributions payable.
For tax purposes, the prior year post October loss deferral was $ 405,221 (realized during the period
November 1, 2024 through March 31, 2025). The loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year beginning April 1, 2025.
Note 7. Information Technology Sector Risk
The Fund invests a significant portion of its assets in the information technology sector. Investments in information technology companies are vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many information technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.
Gross Unrealized Appreciation $ 167,402,746
Gross Unrealized Depreciation (55,712)
Net Unrealized Appreciation $ 167,347,034
Undistributed Ordinary Income
$ 92,739
Undistributed Long-Term Gain
5,846,357
Capital and Other Losses
(405,221)
Net Unrealized Appreciation
97,849,263
Other Temporary Differences
(92,847)
Total
$ 103,290,291

Payson Total Return Fund
Notes to Financial Statements
September 30, 2025

Note 8. Subsequent Events
At a meeting of the Board held on June 24, 2025, in anticipation of a transaction (“Transaction”) between the Adviser and Corient Private Wealth LLC (“Corient”), whereby Corient will acquire all of the assets and liabilities of the Adviser, the Board appointed Corient’s affiliated registered investment adviser, Segall
Bryant & Hamill, LLC (“SBH”), as the Fund’s investment adviser, pursuant to a new investment advisory agreement between the Trust, on behalf of the Fund, and SBH (the “New Agreement”), subject to approval by Fund shareholders.
The New Agreement was approved by the Fund’s shareholders at a special meeting of Fund shareholders held on September 23, 2025. As a result, SBH will become the investment adviser to the Fund pursuant to the terms of the New Agreement upon the close of the Transaction. Until such time as the Transaction closes, the Adviser will remain the investment adviser to the Fund. Upon the close of the Transaction, the
Fund’s current portfolio managers will become dual employees of Corient and SBH and will continue to manage the Fund’s portfolio. The Transaction is expected to close by or before December 31, 2025.

Payson Total Return Fund
Other Information
September 30, 2025

6,019,879 (98.81%)
66,296 (1.09%)
5,961 (0.10%)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
At a special meeting of shareholders, held on September 23, 2025, shares were voted as follows on the proposals presented to shareholders:
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of
Form N-CSR)
At the June 24, 2025 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (ii) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (iii) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (v) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Matter For Against Abstain
To approve an investment advisory agreement 6,070,455 (99.64%) 17,538 (0.29%) 4,146 (0.07%)
To approve a change in the Fund's diversification classification

Payson Total Return Fund
Other Information
September 30, 2025

Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability, the staffing and experience, and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the
Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund as compared to its primary benchmark index. The Board observed that the Fund underperformed the S&P 500 Index, the Fund’s primary benchmark index, over the one-, three-, five-, and 10-year periods ended March 31, 2025, and for the period since the Fund’s inception on November
25, 1991. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to those of the Fund.
The Board observed that, based on the information provided by Strategic Insight, the Fund underperformed the average of its Strategic Insight peers for the one- and three-year periods ended March 31, 2025, and outperformed the average of the Strategic Insight Peers over the five- and 10-year periods ended March 31,
2025. The Board noted the Adviser’s representation that the Fund’s relative performance was negatively impacted by underexposure to certain mega-cap stocks, including certain of the “Magnificent Seven” stocks, within the technology sector relative to the index, noting that such mega-cap stocks drove a significant portion of the index’s performance over recent years. The Board noted the Adviser’s representation that the
Fund’s investment portfolio was subject to certain concentration constraints, which negatively impacted the Fund’s performance during a market environment that saw a narrowly concentrated index. Finally, the
Board noted the Adviser’s representation that the Adviser’s disciplined security selection process, which is focused on companies that are sustaining above average margins while deploying capital, is designed to outperform over longer periods. In consideration of the Adviser’s investment style and the foregoing performance information, among other considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.

Payson Total Return Fund
Other Information
September 30, 2025

Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the net advisory fee rate and net total expenses of the Fund as compared to its Strategic Insight peer group. The Board observed that the Fund’s net advisory fee rate and the net total expense ratio were each lower than the median of its Strategic Insight peers. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the information provided by the Adviser regarding the costs and profitability of its Fund activities.
The Board noted the Adviser’s representation that it does not assess the profitability of its relationship with the Fund separate and apart from that of the adviser as a whole, though administrative and compliance costs attributable to the Fund were believed to have increased in recent years relative to the Adviser’s other advisory clients. Based on these and other applicable considerations, the Board concluded that the
Adviser’s profitability attributable to management of the Fund was reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the
Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the
Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s current asset levels, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information and other applicable factors, and in light of the relatively stable asset levels in the Fund, the Board concluded that the advisory fee remained reasonable in light of the current information provided to the Board with respect to economies of scale.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the
Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its

Payson Total Return Fund
Other Information
September 30, 2025

review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

800 805 8258 // hmpayson.com
FOR MORE INFORMATION
Payson Total Return Fund
P.O. Box 588
Portland, Maine 04112
(800) 805-8258 (toll free)
www.hmpayson.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
Investment Company Act File No. 811-03023
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
800 805 8258 // hmpayson.com
230-SAR-0925

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of other information filed under Item 7(a).
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 17, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 18, 2025